LIQUIDITY AND GOING CONCERN	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 7. LIQUIDITY AND GOING CONCERN

Commonwealth Realty Partners, Inc., has operating losses since inception, has not yet begun executing its business plan, and has not yet received revenues from sales of products or services.  These factors create substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations.  Management’s plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.

Commonwealth Realty Partners, Inc., has operating losses since inception, has not yet begun executing its business plan, and has not yet received revenues from sales of products or services.  These factors create substantial doubt about the Company's ability to continue as a going concern.  The financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company generating cash from the sale of its common stock and/or obtaining debt financing and attaining future profitable operations.  Management's plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance the Company will be successful in these efforts.